Diane N. Ledger,

CLU

Vice President

Variable Regulatory Compliance

Law Department

(949) 219-3743 Telephone

(949) 219-6952 Facsimile

dledger@pacificlife.com

June 4, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Pacific Portfolios for Bank One
Individual flexible premium deferred variable annuity
File No. 033-88460
Separate Account A of Pacific Life Insurance Company
File Number 811-08946

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, that the form of Prospectus and Statement of Additional Information for Pacific Portfolios for Bank One individual flexible premium deferred variable annuity contract (File No. 033-88460) that would have been filed under Rule 497 (c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 26 on form N-4 which was filed electronically with the Commission on June 1, 2004.

Very truly yours,

/s/ Diane N. Ledger

Diane N. Ledger